Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) Directors	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ 67,000,000	£ 54,000,000	£ 52,000,000
Key management personnel expense	None	None	None
Percentage of employee covered defined benefit pension schemes	13.00%	17.00%
Number of directors selected | Directors	6
Number of directors nominated | Directors	6
Actuarial valuation deficit				£ (1,739,000,000)
Equity securities hold	£ 0	£ 0
Property occupied	0	0
Other assets occupied	0	0
Contribution to scheme based on agreement	£ 176,000,000	£ 163,000,000
Improvements to life expectancy of female employees	1.25%
Improvements to life expectancy of male employees	1.25%
Average duration of defined benefit obligation	19.1 years	20.1 years
Actuarial Assumption of Discount Rates [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ 104,000,000
Actuarial Assumption of Expected Rates of Inflation [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(65,000,000)
Actuarial assumption of expected rate of pension increases [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(85,000,000)
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ 57,000,000
Santander CF Trustee Limited [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	5
Santander (UK) Group Pension Scheme Trustees Limited [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	2
Equity collar [member]
Disclosure of defined benefit plans [line items]
Gross notional value	£ 1,795,000,000	£ 2,000,000,000
Present value of defined benefit obligations [member]
Disclosure of defined benefit plans [line items]
Estimated increase in liabilities in relation to judgment on GMP equalisation	£ (40,000,000)
Santander UK Plc [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	3
Deficit Repair Contributions [member]
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	£ 123,000,000	£ 123,000,000
Deficit Repair Contributions [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	£ 119,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	31 March 2026
Deficit Repair Group Section Contributions [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	£ 28,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	1 April 2021 to 31 March 2023
Deficit Group Section Contributions Plan [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans	£ 66,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	1 April 2023 to 31 March 2026